Accounts Payable	12 Months Ended
Dec. 31, 2024
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 12 – ACCOUNTS PAYABLE

Accounts payable mainly represent the amount the Company owes to its suppliers. As of December 31, 2024 and 2023, outstanding accounts payable amounted to $8,335,266 and $5,689,101, respectively.